Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Operations [Abstract]
Revenues	$ 28,932	$ 27,427	$ 25,599
Cost of revenues	22,587	22,112	20,462
Gross profit	6,345	5,315	5,137
Operating costs and expenses:
Sales and marketing	3,389	3,111	2,768
General and administrative	1,870	1,498	1,681
Total operating costs and expenses	5,259	4,609	4,449
Operating income	1,086	706	688
Financial expenses, net	(297)	(339)	(376)
Income before taxes on income	789	367	312
Taxes on income (tax benefit)	16	7	(22)
Net income	$ 773	$ 360	$ 334
Basic and diluted net Income per share	$ 0.24	$ 0.14	$ 0.17
Shares (in thousands) used in calculation of earnings per share:
Basic	3,171	2,587	1,970
Diluted	3,171	2,593	1,970